Pension Plan (Plan's Funded Status And Amounts Recognized In The Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Accumulated benefit obligation at end of year	$ 6,830,628	$ 6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211	7,169,552
Fair value of plan assets at end of year	7,430,467	6,261,098	5,820,238
Unfunded status at end of year	$ 1,511,694	$ 1,642,113